Property Plant and Equipment (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Property Plant And Equipment Details
Mining equipments	$ 106,000	$ 106,000
Vehicles	21,000
Total	127,000	106,000
Less: accumulated depreciation	(525)
Less: impairment loss	(106,000)	(106,000)
Property and equipment, net	$ 20,475